Judgments Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Judgments Payable

NOTE 11 JUDGMENTS PAYABLE

The Company currently has three judgments against it. Included in the accompanying balance sheets at March 31, 2012 and December 31, 2011 is $2,300,945 in the following judgments.

Sebaco Siete, S.A. v. Omega Realty Partners, LLC, et. al. 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 06-11204 CA 13 FJ. A default judgment against impleader defendants in the amount of $1,564,832 was filed in 2009.

Jorge Ramos v. Omega Capital Funding, LLC, et. al. in the circuit court of the 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 07-38288 CA 09. A final summary judgment was filed in 2009 in the amount of $85,000.

originating in prior years as follows:

Luxury Home LLC v. Omega et. al. Case No.: CV2011-004554. A default judgment in the amount of $651,113 was filed in 2012 for a previous year’s claim.

NOTE 9 JUDGMENTS PAYABLE

The Company currently has three judgments against it. Included in the accompanying balance sheets at December 31, 2011 and 2010 is $2,300,945 in the following judgments.

Sebaco Siete, S.A. v. Omega Realty Partners, LLC, et. al. 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 06-11204 CA 13 FJ. A default judgment against impleader defendants in the amount of $1,564,832 was filed in 2009.

Jorge Ramos v. Omega Capital Funding, LLC, et. al. in the circuit court of the 11th Judicial Circuit in and for Miami-Dade County, Florida. Case No.: 07-38288 CA 09. A final summary judgment was filed in 2009 in the amount of $85,000.

Subsequent to year-end, the Company received a judgment against it from a case originating in prior years as follows:

Luxury Home LLC v. Omega et. al. Case No.: CV2011-004554. A default judgment in the amount of $651,113 was filed in 2012 for a previous year’s claim.